Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Dec. 01, 2024
Supplement to Prospectus [Text Block]

LORD ABBETT TRUST I

Lord Abbett Emerging Markets Equity Fund

Supplement dated February 7, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

December 1, 2024, as supplemented

Lord Abbett Emerging Markets Equity Fund (the “Fund”) is diversified under the Investment Company Act of 1940, as amended. All references to the Fund’s non-diversified status are hereby removed in their entirety.